13003655

Edwin Mecabe
Managing Director
Corporate Actions & Market Watch

NYSE EURONEXT

NOV 14 2013
Washington. DC 20549

001-33708

November 14, 2013

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

CERTNYS

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Philip Morris International Inc. 1.875% Notes due 2019, 3.600% Notes due 2023, and 4.875% Notes due 2043 and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on November 12, 2013. Tentative listing date – November 15, 2013.

Sincerely,

emecabe@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States
T +1 (212) 656-5026
F +1 (212) 656-5893
www.nyx.com